Other Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Detailed Information About Other Income and Expenses

	2018	2017

		(Note 33)
Merger and related costs	$ (170)	$ (84)
Defined Benefit Plans Curtailment Gain (Note 28)	157	–
Foreign exchange gain (loss)	10	(21)
Other expenses	(40)	(20)

	$ (43)	$ (125)